Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 343,373	$ 372,032
Restricted cash	4,939	4,662
Margin deposits	4,270	4,270
Trade accounts receivable, net (Note 1(f))	26,451	46,698
Capitalized voyage expenses	1,437	1,448
Due from related parties (Note 2)	$ 2,842	$ 5,287
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 36,284	$ 26,275
Vessels held for sale (Note 1(j))	0	20,985
Inventories	18,948	22,513
Prepaid insurance and other	8,380	3,913
Receivable, short-term (Note 3)	4,370	0
Current portion of financial instruments-Fair value	509	1,253
Total current assets	451,803	509,336
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion	84	0
RIGHT OF USE ASSETS UNDER OPERATING LEASES (Note 3)	15,937	36,969
LONG-TERM RECEIVABLE (Note 3)	8,183	23,812
INVESTMENT IN DEBT SECURITIES (Note 9)	25,230	5,064
FIXED ASSETS (Note 4)
Advances for vessels under construction	246,392	150,575
Vessels	4,030,874	3,616,223
Accumulated depreciation	(1,111,091)	(1,016,202)
Vessels' Net Book Value	2,919,783	2,600,021
Total fixed assets	3,166,175	2,750,596
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	39,110	38,313
Total assets	3,706,522	3,364,090
CURRENT LIABILITIES:
Current portion of long-term debt and other financial liabilities (Note 6)	251,752	191,974
Payables	55,846	40,207
Due to related parties (Note 2)	$ 880	$ 3,558
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 49,901	$ 33,391
Unearned revenue (Note 1n)	37,410	31,902
Current portion of obligations under operating leases (Note 3)	11,608	21,031
Current portion of financial liability under operating leases (Note 3)	1,097	1,067
Current portion of financial instruments-Fair value	25	72
Total current liabilities	408,519	323,202
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 6)	1,495,342	1,370,683
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 3)	4,329	15,937
FINANCIAL LIABILITY UNDER OPERATING LEASES, net of current portion (Note 3)	0	1,097
LIABILITIES ASSUMED FROM TIME CHARTERS ATTACHED (Note 15)	31,135	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion	0	524
Preferred Shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2024 and December 31, 2023	11,493	11,493
Common shares, $ 5.00 par value; 60,000,000 shares authorized at December 31, 2024 and December 31, 2023; 30,805,776 shares issued and 30,127,603 shares outstanding at December 31, 2024 and 30,183,776 shares issued and 29,505,603 shares outstanding at December 31, 2023 respectively.	151,541	150,919
Additional paid-in capital	919,718	912,214
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive (loss) income	(904)	2,485
Retained earnings	652,651	548,237
Total Tsakos Energy Navigation Limited stockholders' equity	1,727,708	1,618,557
Non-controlling interest	39,489	34,090
Total stockholders' equity	1,767,197	1,652,647
Total liabilities and stockholders' equity	$ 3,706,522	$ 3,364,090